Property and Equipment - Schedule of Property and Equipment Stated at Cost, Less Accumulated Depreciation (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	$ 832,325	$ 655,981
Less: Accumulated Depreciation	(652,757)	(649,805)
Property and Equipment, Net	179,568	6,176	$ 18,062
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	459,308	457,893
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	214,762	184,524
Software [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	13,564	13,564
Capitalized Software Development Costs [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	$ 144,691